Liability for Future Policy Benefits (Deferred Profit Liability) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	[1]	$ 21,510,749
Balance, end of period	[1]	20,829,033	$ 21,510,749
Fixed Annuities | Deferred Profit Liability
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period		15,765	9,959
Effect of actual variance from expected experience and other activity			1,250	$ 1,247
Adjusted balance, beginning of period			17,015	$ 11,206
Profits deferred		2,511	5,823
Interest accrual		616	529
Amortization		(1,909)	(1,793)
Other adjustments		(40)	0
Balance, end of period		18,193	15,765
Less: Reinsurance Recoverable		1,684	1,726
Balance after reinsurance recoverable		16,509	14,039
Gross Basis | Fixed Annuities | Deferred Profit Liability
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Interest accrual		616	529
Revenue		$ (2,428)	$ (5,805)

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.